Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	ING INVESTORS TRUST
Central Index Key	0000837276
Amendment Flag	false
Document Creation Date	Jun 4, 2012
Document Effective Date	Jun 4, 2012
Prospectus Date	Apr 30, 2012

ING INVESTORS TRUST

ING Retirement Conservative Portfolio

ING Retirement Growth Portfolio

ING Retirement Moderate Growth Portfolio

ING Retirement Moderate Portfolio

(the “Portfolios”)

Supplement dated June 4, 2012

to the Portfolios’ Adviser Class (“Class ADV”) Prospectus

and Institutional Class (“Class I”) Prospectus,

(each a “Prospectus” and collectively the “Prospectuses”)

each dated April 30, 2012

On or about May 24, 2012, the Board of Trustees of ING Investors Trust approved revisions to the Portfolios’ expense structures implementing an expense limitation agreement for the Portfolios and 12b-1 fee waivers with respect to the Class ADV shares of the Portfolios effective May 1, 2012. Effective immediately, the Portfolios’ Prospectuses are revised as follows:

ING Retirement Conservative Portfolio

1.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses[2]	1.19%
Waivers and Reimbursements[3]	(0.24)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.95%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.02% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.2480% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

2.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$ 97	354	631	1,422

3.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses[2]	0.69%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.69%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.77% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

ING Retirement Growth Portfolio

4.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.38%
Total Annual Portfolio Operating Expenses[2]	1.15%
Waivers and Reimbursements[3]	(0.07)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.08%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.13% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.0751% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

5.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	110	358	626	1,391

6.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.38%
Total Annual Portfolio Operating Expenses[2]	0.65%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.65%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.88% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

ING Retirement Moderate Growth Portfolio

7.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.39%
Total Annual Portfolio Operating Expenses[2]	1.15%
Waivers and Reimbursements[3]	(0.11)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.04%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.09% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.1106% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

8.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	106	354	622	1,388

9.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.39%
Total Annual Portfolio OperatingExpenses[2]	0.65%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.65%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.84% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

ING Retirement Moderate Portfolio

10.	The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.41%
Total Annual Portfolio Operating Expenses[2]	1.17%
Waivers and Reimbursements[3]	(0.15)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.02%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.04% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.1587% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

11.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$ 104	357	629	1,407

12.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.41%
Total Annual Portfolio Operating Expenses[2]	0.67%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.67%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.79% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Supplement Text Block	iit_SupplementTextBlock

ING INVESTORS TRUST

ING Retirement Conservative Portfolio

ING Retirement Growth Portfolio

ING Retirement Moderate Growth Portfolio

ING Retirement Moderate Portfolio

(the “Portfolios”)

Supplement dated June 4, 2012

to the Portfolios’ Adviser Class (“Class ADV”) Prospectus

and Institutional Class (“Class I”) Prospectus,

(each a “Prospectus” and collectively the “Prospectuses”)

each dated April 30, 2012

On or about May 24, 2012, the Board of Trustees of ING Investors Trust approved revisions to the Portfolios’ expense structures implementing an expense limitation agreement for the Portfolios and 12b-1 fee waivers with respect to the Class ADV shares of the Portfolios effective May 1, 2012. Effective immediately, the Portfolios’ Prospectuses are revised as follows:

ING Retirement Conservative Portfolio

1.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses[2]	1.19%
Waivers and Reimbursements[3]	(0.24)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.95%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.02% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.2480% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

2.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$ 97	354	631	1,422

3.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses[2]	0.69%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.69%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.77% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

ING Retirement Growth Portfolio

4.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.38%
Total Annual Portfolio Operating Expenses[2]	1.15%
Waivers and Reimbursements[3]	(0.07)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.08%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.13% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.0751% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

5.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	110	358	626	1,391

6.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.38%
Total Annual Portfolio Operating Expenses[2]	0.65%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.65%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.88% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

ING Retirement Moderate Growth Portfolio

7.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.39%
Total Annual Portfolio Operating Expenses[2]	1.15%
Waivers and Reimbursements[3]	(0.11)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.04%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.09% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.1106% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

8.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	106	354	622	1,388

9.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.39%
Total Annual Portfolio OperatingExpenses[2]	0.65%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.65%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.84% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

ING Retirement Moderate Portfolio

10.	The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.41%
Total Annual Portfolio Operating Expenses[2]	1.17%
Waivers and Reimbursements[3]	(0.15)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.02%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.04% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.1587% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

11.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$ 104	357	629	1,407

12.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.41%
Total Annual Portfolio Operating Expenses[2]	0.67%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.67%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.79% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Retirement Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	iit_SupplementTextBlock

ING INVESTORS TRUST

ING Retirement Conservative Portfolio

ING Retirement Growth Portfolio

ING Retirement Moderate Growth Portfolio

ING Retirement Moderate Portfolio

(the “Portfolios”)

Supplement dated June 4, 2012

to the Portfolios’ Adviser Class (“Class ADV”) Prospectus

and Institutional Class (“Class I”) Prospectus,

(each a “Prospectus” and collectively the “Prospectuses”)

each dated April 30, 2012

On or about May 24, 2012, the Board of Trustees of ING Investors Trust approved revisions to the Portfolios’ expense structures implementing an expense limitation agreement for the Portfolios and 12b-1 fee waivers with respect to the Class ADV shares of the Portfolios effective May 1, 2012. Effective immediately, the Portfolios’ Prospectuses are revised as follows:

ING Retirement Conservative Portfolio

1.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses[2]	1.19%
Waivers and Reimbursements[3]	(0.24)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.95%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.02% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.2480% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

2.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$ 97	354	631	1,422

3.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.43%
Total Annual Portfolio Operating Expenses[2]	0.69%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.69%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.77% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
ING Retirement Conservative Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.19%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.24%)	[1],[3]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.95%	[1]
1 Yr	rr_ExpenseExampleYear01	97
3 Yrs	rr_ExpenseExampleYear03	354
5 Yrs	rr_ExpenseExampleYear05	631
10 Yrs	rr_ExpenseExampleYear10	1,422
ING Retirement Conservative Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.43%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.69%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[4]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.69%	[1]
ING Retirement Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	iit_SupplementTextBlock

ING Retirement Growth Portfolio

4.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.38%
Total Annual Portfolio Operating Expenses[2]	1.15%
Waivers and Reimbursements[3]	(0.07)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.08%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.13% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.0751% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

5.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	110	358	626	1,391

6.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.03%
Acquired Fund Fees and Expenses	0.38%
Total Annual Portfolio Operating Expenses[2]	0.65%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.65%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.88% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
ING Retirement Growth Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[1],[5]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.08%	[1]
1 Yr	rr_ExpenseExampleYear01	110
3 Yrs	rr_ExpenseExampleYear03	358
5 Yrs	rr_ExpenseExampleYear05	626
10 Yrs	rr_ExpenseExampleYear10	1,391
ING Retirement Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.03%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.38%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[6]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.65%	[1]
ING Retirement Moderate Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	iit_SupplementTextBlock

ING Retirement Moderate Growth Portfolio

7.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.39%
Total Annual Portfolio Operating Expenses[2]	1.15%
Waivers and Reimbursements[3]	(0.11)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.04%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.09% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.1106% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

8.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	106	354	622	1,388

9.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1] Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.39%
Total Annual Portfolio OperatingExpenses[2]	0.65%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.65%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.84% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
ING Retirement Moderate Growth Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.15%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[1],[7]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.04%	[1]
1 Yr	rr_ExpenseExampleYear01	106
3 Yrs	rr_ExpenseExampleYear03	354
5 Yrs	rr_ExpenseExampleYear05	622
10 Yrs	rr_ExpenseExampleYear10	1,388
ING Retirement Moderate Growth Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.65%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[8]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.65%	[1]
ING Retirement Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement Text Block	iit_SupplementTextBlock

ING Retirement Moderate Portfolio

10.	The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.41%
Total Annual Portfolio Operating Expenses[2]	1.17%
Waivers and Reimbursements[3]	(0.15)%
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	1.02%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 1.04% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.1587% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.

11.

The table in the section entitled “Fees and Expenses of the Portfolio — Expense Example” of the Portfolio’s Class ADV shares Prospectus is hereby deleted in its entirety and replaced with the following:

Class	1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$ 104	357	629	1,407

12.

The table and footnotes entitled “Fees and Expenses of the Portfolio - Annual Portfolio Operating Expenses” of the Portfolio’s Class I shares Prospectus is hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses[1]
Expenses you pay each year as a % of the value of your investment
Class	I
Management Fee	0.14%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses	0.02%
Acquired Fund Fees and Expenses	0.41%
Total Annual Portfolio Operating Expenses[2]	0.67%
Waivers and Reimbursements[3]	None
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	0.67%

1	The expense ratio has been adjusted to reflect current contractual rates.
2

Total Annual Portfolio Operating Expenses may be higher than the Portfolio’s ratio of expenses to average net assets shown in the Portfolio’s Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.

3

The adviser is contractually obligated to limit expenses to 0.79% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses Expenses you pay each year as a % of the value of your investment
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2014
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	The expense ratio has been adjusted to reflect current contractual rates.
ING Retirement Moderate Portfolio | Class ADV
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.17%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[1],[9]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	1.02%	[1]
1 Yr	rr_ExpenseExampleYear01	104
3 Yrs	rr_ExpenseExampleYear03	357
5 Yrs	rr_ExpenseExampleYear05	629
10 Yrs	rr_ExpenseExampleYear10	1,407
ING Retirement Moderate Portfolio | Class I
Risk/Return:	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.14%	[1]
Distribution and/or Shareholder Services (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Administrative Services Fee	rr_Component1OtherExpensesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.02%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.41%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%	[1],[2]
Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[1],[10]
Total Annual Portfolio Operating Expenses After Waivers and Reimbursements	rr_NetExpensesOverAssets	0.67%	[1]

[1]	The expense ratio has been adjusted to reflect current contractual rates.
[2]	Total Annual Portfolio Operating Expenses may be higher than the Portfolio's ratio of expenses to average net assets shown in the Portfolio's Financial Highlights, which reflects the operating expenses of the Portfolio and does not include Acquired Fund Fees and Expenses.
[3]	The adviser is contractually obligated to limit expenses to 1.02% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.2480% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.
[4]	The adviser is contractually obligated to limit expenses to 0.77% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[5]	The adviser is contractually obligated to limit expenses to 1.13% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.0751% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.
[6]	The adviser is contractually obligated to limit expenses to 0.88% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[7]	The adviser is contractually obligated to limit expenses to 1.09% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.1106% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.
[8]	The adviser is contractually obligated to limit expenses to 0.84% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.
[9]	The adviser is contractually obligated to limit expenses to 1.04% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years. The distributor is contractually obligated to waive 0.1587% of the distribution fee through May 1, 2014. There is no guarantee that the distribution fee waiver will continue after May 1, 2014. The distribution fee waiver will only renew if the distributor elects to renew it.
[10]	The adviser is contractually obligated to limit expenses to 0.79% through May 1, 2014; the obligation does not extend to interest, taxes, brokerage commissions, and extraordinary expenses. The obligation will automatically renew for one-year terms unless it is terminated by the Portfolio or the adviser upon written notice within 90 days prior to the end of the then current term or upon termination of the advisory agreement and is subject to possible recoupment by the adviser within three years.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ING INVESTORS TRUST
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Jun 4, 2012